Related Party Transactions (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 22, 2020	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Related-party transactions during the Predecessor Periods.	0
Allocated share based compensation		$ 3,858	$ 25
Board of Directors | Affiliated Entity
Related Party Transaction [Line Items]
Purchases from related party			25
Labor and Related Expense		586	50
Board of Directors | Affiliated Entity | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Allocated share based compensation		322
Business, Financial And Management Consulting Services | Affiliated Entity
Related Party Transaction [Line Items]
Amounts of transaction		$ 0	$ 225
Affiliated Entity | Board of Directors
Related Party Transaction [Line Items]
Purchases from related party				$ 86	$ 25
Labor and Related Expense				181	56
Affiliated Entity | Business, Financial And Management Consulting Services
Related Party Transaction [Line Items]
Amounts of transaction				$ 1,001	414
Peter Cannito | PCI Acquisition
Related Party Transaction [Line Items]
Labor and Related Expense					$ 650